INVENTORY	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORY
INVENTORY
The following table shows the composition of our inventory balances:

($ in millions)	At Year-End 2017	At Year End 2016
Finished goods(1)	$391	$352
Work-in-progress	2	40
Land and infrastructure(2)	330	331
Real estate inventory	723	723
Operating supplies and retail inventory	5	4
	$728	$727
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(1)	Represents completed inventory that is either registered for sale as vacation ownership interests, or unregistered and available for sale in its current form.

(2)	Includes $68 million of inventory related to estimated future foreclosures at December 31, 2017.
We value vacation ownership and residential products at the lower of cost or fair market value less costs to sell, in accordance with applicable accounting guidance, and we record operating supplies at the lower of cost (using the first-in, first-out method) or net realizable value.
In addition to the above, at December 31, 2017, we had $48 million of completed vacation ownership units which have been classified as a component of Property and equipment until the time at which they are legally registered for sale as vacation ownership products. As discussed in Footnote 10 “Contingencies and Commitments,” we also had $481 million of commitments to acquire completed vacation ownership units.